Cover Page	Apr. 25, 2022
Cover [Line Items]
Document Type	8-K
Document Period End Date	Apr. 25, 2022
Entity Registrant Name	KKR Real Estate Finance Trust Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38082
Entity Tax Identification Number	47-2009094
Entity Address, Address Line One	30 Hudson Yards,
Entity Address, Address Line Two	Suite 7500
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001631596
Amendment Flag	false
Common Stock
Cover [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KREF
Security Exchange Name	NYSE
Series A Preferred Stock
Cover [Line Items]
Title of 12(b) Security	6.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	KREF PRA
Security Exchange Name	NYSE